Financial risk management	12 Months Ended
Feb. 28, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Financial risk management
25	Financial risk management

Exposure to credit, liquidity, interest rate and foreign currency risks arises in the normal course of the Group’s business.  The Group has formal risk management policies and guidelines that set out its overall business strategies, its tolerance of risk and general risk management philosophy and has established processes to monitor and control its exposure to such risks in a timely manner.  The Group reviews its risk management processes regularly to ensure the Group’s policy guidelines are adhered to.

Credit risk

Credit risk is the risk of financial loss to the Group if a counterparty to a financial instrument fails to meet its contractual obligations.

At the reporting date, the exposure to credit risk for trade receivables at the reporting date by type of counterparty was as follows:

	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Related parties	—	3,232,810
External parties	22,853,115	10,162,246
	22,853,115	13,395,056

The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the statement of financial position. Refer to Note 3.4 for the Group’s policy on assessment of ECL impairment model.

Impairment

The ageing of trade receivables (external customers and related parties) at the reporting date was:

	Non- credit impaired	Credit impaired
	US$	US$
2021
Current	12,121,046	1,607,907
Past due 1 – 60 days	10,226,905	278,278
Past due over 60 days	867,264	1,860,282
Total gross carrying amount	23,215,215	3,746,467
Loss allowance	(362,100)	(3,746,467)
	22,853,115	—
2020
Current	13,275,381	—
Past due 1 – 60 days	287,892	—
Past due over 60 days	15,015	—
Total gross carrying amount	13,578,288	—
Loss allowance	(183,232)	—
	13,395,056	—

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

The Group monitors its liquidity risk and maintains a level of cash and bank balances deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows.

The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:

	Carrying amount	Contractual cash flows	Within 1 year	Within 1 to 5 years	More than 5 years
	US$	US$	US$	US$	US$
2021
Non-derivative financial liabilities
Other payables*	6,918,641	6,918,641	6,918,641	—	—
Lease liability	1,128,965	1,128,965	260,429	868,536
	8,047,606	8,047,606	7,179,070	868,536	—

2020
Non-derivative financial liabilities
Other payables*	1,147,631	1,147,631	1,147,631	—	—
Amount due to related parties	4,993	4,993	4,993	—	—
	1,152,624	1,152,624	1,152,624	—	—

*	excludes provisions and advances

Interest rate risk

At the reporting date, the Group does not have any significant exposure to interest rate risk. Consequently, no sensitivity analysis is prepared.

Foreign currency risk

The Group’s foreign currency risk arises on transactions in the normal course of business.  The Group ensures that the net exposure from transactions in foreign currencies is kept to an acceptable level through regular foreign currency exposure analysis and appropriate management of this risk.

Exposure to foreign currency risk is insignificant as the Group’s income and expenses, assets and liabilities are substantially denominated in United States dollars.  The exposure is monitored on an ongoing basis and the Group endeavours to keep the net exposure at an acceptable level.

The Group’s exposure to foreign currency risk was as follows based on notional amounts:

	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Singapore dollars
Cash and cash equivalents	185,667	47,997
Trade and other payables	(78,621)	(51,898)
Lease liability	(1,128,965)	—
	(1,021,919)	(3,901)

Sensitivity analysis

A 5% strengthening of United States dollars against the following currencies at the reporting date would have increased profit or loss by the amounts shown below.  This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period.  The analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit/(Loss)
	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$
Singapore dollars	51,096	195

A 5% weakening of United States dollars against the above currencies at reporting date would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

Offsetting financial assets and financial liabilities

The Group does not have any master netting arrangements and none of the financial assets and financial liabilities are offset in the statement of financial position other than US$730,000 of the acquisitions of intangible asset made were offset with the trade balances of external customers who also trade on the platform.

During the financial year, certain trade receivable balances were settled by other external parties on behalf of the respective customers amounting to $1,692,473.

Estimation of fair values

The methodologies and assumptions used in the estimation of fair values depend on the terms and characteristics of the various assets and liabilities and include the following:

Financial instruments for which fair value is equal to the carrying value

These financial instruments include other receivables, cash and cash equivalents, trade and other payables and loans and borrowings. The carrying values of these financial instruments are assumed to approximate their fair values because they are short-term in nature. Accordingly, the fair values and fair value hierarchy levels have not been presented for these financial instruments.

Accounting classifications and fair values

The following table sets out the accounting classification and carrying amounts of the Group’s financial instruments not recognised at fair value.

	Fair value through profit and loss	Amortised cost	Total carrying amount
	US$	US$	US$
2021
Financial assets
Trade receivables – external customers	—	22,853,115	22,853,115
Other assets#	—	490,631	490,631
Cash and cash equivalents	—	134,025,561	134,025,561
Restricted cash	—	35,686,643	35,686,643
	—	193,055,950	193,055,950
Financial liabilities
Other payables*	—	6,918,641	2,418,641
Warrants liabilities	43,811,798	—	43,811,798
Lease liability	—	1,128,965	1,128,965
	43,811,798	8,047,606	47,359,404

2020
Financial assets
Trade receivables – external customers	—	10,162,246	10,162,246
Trade receivables – related parties	—	3,232,810	3,232,810
Other assets#	—	1,400	1,400
Amount due from related parties	—	5,361,593	5,361,593
Cash and cash equivalents	—	165,298	165,298
	—	18,923,347	18,923,347
Financial liabilities
Other payables*	—	1,147,631	1,147,631
Amount due to related parties	—	4,993	4,993
	—	1,152,624	1,152,624

#exclude prepayments

*exclude provisions and advances